2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation		$ 706	$ 463
Accrued professional fees		191	126
Accrued rent		77	82
Other accrued expenses		64	86
Total	$ 436	$ 1,038	$ 757